SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	5 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025
Financial Statement [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Currency exchnage rate, description	US$1=HK$7.809	US$1=HK$7.8497
Financial Statement One [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Currency exchnage rate, description	US$1=HK$7.809	US$1=HK$7.8497